8. RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2021
Notes
8. RELATED PARTY TRANSACTIONS

8.RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended September 30, 2021
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 147,000	$ Nil	$ Nil	$ Nil	$ 30,270	$ 192,270
Rob Duncan VP of Exploration	$ 25,000	$ Nil	$ Nil	$ Nil	$ 30,270	$ 175,895
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,270	$ 30,270
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180

For the year ended September 30, 2020
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 147,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 147,000
Rob Duncan, VP of Exploration	$ 25,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 25,000

For the year ended September 30, 2019
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 122,000	$ Nil	$ Nil	$ Nil	$ 24,150	$ 146,150
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,125	$ 20,125
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 24,150	$ 24,150
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075

Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2021	September 30, 2020	As at September 30, 2021	As at September 30, 2020
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$ 192,270	$ 147,000	$ Nil	$ Nil
Rob Duncan	Consulting fee and Share-based payment	$ 175,895	$ 25,000	$ Nil	$ Nil

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 187,245	$ 228,530	$ 217,337	$ 217,337
TOTAL:		$ 555,410	$ 400,530	$ 271,337	$ 271,337

(a)The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.